Summary of Significant Accounting Policies (Details)	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2020 INR (₨)	Jan. 01, 2019 USD ($)
Summary of Significant Accounting Policies (Details) [Line Items]
Restricted cash		$ 84,237
Allowances for doubtful accounts to receivables	14,717,842	11,124,368
Inventory reserve	293,053	144,272
Allowances for doubtful accounts to suppliers	2,830,556	916,948
Impairment of long-lived assets disposed	200,000
Impairment of fixed assets	2,618,831	1,490,298
Lease assets					$ 700,000
Shipping and handling expenses	328,305	451,333	$ 658,382
Deferred grants	$ 490,560
Value added tax percentage	13.00%
Cash and cash equivalents	$ 1,120,840	$ 897,281
FDIC insurance limits	$ 1,403			₨ 100,000
Supplier, description	As of December 31, 2020, two suppliers accounted for 16% and 20% of the total accounts payable balance, respectively. As of December 31, 2019, two suppliers accounted for 32% and 21% of the total accounts payable balance, respectively.
Revenue Benchmark [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration risk, Percentage	10.00%
Accounts Receivable [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration risk, Percentage		10.00%
REIT Zhengbei [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Long term investment in equity investee balance		$ 28,720
Ownership interest, percentage		40.00%
Litu Ruima [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Ownership interest, percentage		28.75%
Shexian Ruibo [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Long term investment in equity investee balance	$ 2,836,050
Ownership interest, percentage	41.67%			41.67%
Federal Deposit Insurance Corporation [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Cash and cash equivalents	$ 1,032,264	$ 765,701
Federal Credit Guarantee Corporation [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Cash and cash equivalents	$ 63,603	$ 9,324
Supplier Concentration Risk [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration risk, Percentage	43.00%	25.00%	28.00%